Loss before income tax (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2024	2023
Revenue
Commercialization revenue		3,156	3,388
Total Revenue		3,156	3,388

Clinical trial and research & development		(3,266)	(2,045)
Manufacturing production & development	6(d)(iii)	16,654	(5,484)

Employee benefits
Salaries and employee benefits		(10,139)	(10,096)
Defined contribution superannuation expenses		(199)	(199)
Equity settled share-based payment transactions(1)		(15,172)	(2,195)
Total Employee benefits		(25,510)	(12,490)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(171)	(281)
Right of use asset amortization		(1,006)	(1,420)
Intellectual property amortization		(906)	(742)
Total Depreciation and amortization of non-current assets		(2,083)	(2,443)

Other Management & administration expenses
Overheads & administration		(4,183)	(4,594)
Consultancy		(848)	(1,285)
Legal and other professional fees		(2,440)	(1,124)
Intellectual property expenses (excluding the amount amortized above)		(1,421)	(1,410)
Total Other Management & administration expenses		(8,892)	(8,413)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	(4,303)	(337)
Total Fair value remeasurement of contingent consideration		(4,303)	(337)

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	(11,978)	4,434
Total Fair value remeasurement of warrant liability		(11,978)	4,434

Other operating income and expenses
Interest revenue		435	903
Foreign exchange (losses)/gains		(630)	165
Foreign withholding tax paid		(480)	—
Government grant income		2	—
Total Other operating income and expenses		(673)	1,068

Finance (costs)/gains
Remeasurement of borrowing arrangements		(31)	(120)
Facility Fee		(106)	—
Interest expense		(10,690)	(10,199)
Total Finance costs		(10,827)	(10,319)

Total loss before income tax		(47,722)	(32,641)
(1)Share-based payment transactions
In August 2024, the compensation structure for short-term incentives was revised providing all employees with the choice to elect into receiving an option grant in lieu of cash payment of their short-term incentive entitlements pertaining to the years ended June 30, 2023 and 2024. This revised structure enabled the Group to avoid a $6.7 million cash payment of short-term incentives. The options granted in lieu of cash resulted in a $8.3 million increase in share-based payment expenses. For the six months ended December 31, 2024 and 2023, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Six Months Ended December 31,
(in U.S. dollars)	2024	2023
Research and development	8,180,398	1,104,007
Manufacturing and commercialization	661,392	48,064
Management and administration	6,330,095	1,043,365
Equity settled share-based payment transactions	15,171,885	2,195,436